ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable and Allowance for Doubtful Accounts [Abstract]
Accounts receivable				$ 370,977	$ 191,118
Allowance for credit losses	$ (7,978)	$ (2,400)	$ (2,400)	(7,978)	(4,083)
Accounts receivables, net				$ 362,999	$ 187,035
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the year	4,083	2,400	1,830
Charged to expenses	5,155	4,687	2,205
Reversal		(1,431)	(47)
Write-off of accounts receivable	(1,415)	(1,537)	(1,588)
Exchange differences	155	(36)
Balance at the end of the year	$ 7,978	$ 4,083	$ 2,400